UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-02884

Barrett Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

90 Park Avenue
New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter Shriver
90 Park Avenue
New York, NY 10016
(Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2013

Item 1. Reports to Stockholders.

BARRETT

OPPORTUNITY FUND, INC.

Semi-Annual Report

February 28, 2013

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

BARRETT

OPPORTUNITY FUND, INC.

Semi-Annual Report   •   February 28, 2013

Fund Objectives
The Fund seeks to achieve above average long-term capital appreciation.  Current income is a secondary objective.  The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

What’s Inside	Letter from the Chairperson	1

	Manager Overview	1

	Fund at a Glance	4

	Fund Expenses	5

	Schedule of Investments	6

	Statement of Assets & Liabilities	8

	Statement of Operations	9

	Statements of Changes in Net Assets	10

	Financial Highlights	11

	Notes to Financial Statements	12

	Additional Information	18

	Important Tax Information	20

BARRETT

OPPORTUNITY FUND, INC.

Letter from the Chairperson	Dear Shareholder,

We are pleased to provide the semi-annual report of the Barrett Opportunity Fund, Inc.1 (the “Fund”) for the six-month period ended February 28th, 2013.

The management team at Barrett Asset Management, LLC has prepared the enclosed Manager’s Overview, which includes a brief market overview, as well as a performance review.  I urge you to read it as well as the accompanying financial statements.  A detailed summary of the Fund’s performance and other pertinent information are also included in this report.  I am sure you will find this report informative and useful.

On behalf of the Directors and the officers of the Fund, I thank you for your ongoing confidence in the Fund and its investment policies.

Sincerely,

Rosalind A. Kochman
Chairperson
April 1, 2013

1	The Fund was formerly known as the Salomon Brothers Opportunity Fund Inc. The Fund name, investment manager and certain investment policies were changed effective December 1, 2006.

Manager	Market Overview
Overview	The U.S. stock market sold off in the month prior to the elections in November and continued to sell off for a brief period post the elections. However, by mid-November the market shook off the post election blahs and rallied through year end and well into the New Year.

Since the market is now approaching the highs reached in 2000 and 2007, it is reasonable to question whether it will finally break through decisively to all-time highs or follow the pattern of the prior two periods and suffer a material decline.  We think the market has moved from undervalued at its bottom in March, 2009 to more neutral territory currently.  We expect stocks to most likely work higher over the remainder of 2013.  The following factors are the major reasons that the market is likely to show continued strength:

•	Although the S&P 500 has advanced some 120% from its bottom, earnings have roughly doubled during this period.

BARRETT

OPPORTUNITY FUND, INC.
•	Central bankers around the globe are keeping interest rates low in an attempt to accelerate economic activity. Monetary policy will likely remain accommodative into 2014.

•
U.S. investors are just starting to move money into stock funds and individual investors have only 36% of their financial assets in stocks.  Low interest rates on cash and bonds are likely to perpetuate this new trend.

•	U.S. corporations are buying back stocks and increasing dividends at aggressive rates.

•	The broad market is selling at 13.4 times earnings, considerably below prior peaks and an average price/earnings ratio of 14.5 times earnings.

•	The U.S. budget deficit has improved from its worst point, and investors are becoming immune to the histrionics in Washington.

There are some less positive developments that we are monitoring.  For one, the European economy is at best flat and is susceptible to further weakness.  Due to the lackluster global growth, companies are not sufficiently increasing revenues and are resorting to price cutting to maintain their market share.  This trend is most apparent in technology, where budgets are flat versus last year.  Profit margins are already at peak levels and earnings growth going forward is slowing.  We are also watching to see how new onerous regulations will affect profitability in health care and how well the defense sector can withstand budget cuts.  There are other signs that signal caution including increases in management selling their company stock.  All in all, we think the positives outweigh the negatives and the market can move higher but is likely to become more discriminating going forward.

Performance Review

For the six months ended February 28, 2013, the Fund gained +11.91% compared to a gain of +8.95% for the S&P 500 and +11.49% for the Lipper Large-Cap Value Fund Index.  The best performing major segments of the market during this period were financial and industrial stocks.  The worst performing sectors were technology and consumer staples.  The largest capitalization stocks in the S&P 500 underperformed the broad market, to some extent due to the decline in Apple, which is the largest holding in the Index.  During the six month period, the best performers in the Fund relative to the broader market included Leucadia National, Murphy Oil, Philips Electronics, and Bank of New York Mellon.  Chubb, which is the largest holding in the Fund, also outpaced the market.  The underperformers during the period included Royal Dutch, Forest City Enterprises, and General Dynamics.

Thank you for your continued interest in the Fund.

Robert Milnamow	E. Wells Beck, CFA
Portfolio Manager	Portfolio Manager

BARRETT

OPPORTUNITY FUND, INC.

Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of the Adviser as of April 10, 2013.  These are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Fund is non-diversified, which means that it can invest a higher percentage of its assets in any one issuer.  Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.  The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.  Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions.  These risks are magnified in emerging or developing markets.  The Fund may use leverage, which may adversely impact performance.  Investments in debt securities typically decrease when interest rates rise.  These risks are greater for longer-term debt securities.

Lipper Large-Cap Value Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three year weighted basis) above Lipper’s U.S. Diversified Equity large-cap floor.  The S&P 500® Index is a market value weighted index comprised of 500 widely held common stocks.  It is not possible to invest directly in an Index.  A price/earnings ratio is a valuation ratio of a security’s current share price compared to its per-share earnings.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Barrett Opportunity Fund is distributed by Quasar Distributors, LLC.

BARRETT

OPPORTUNITY FUND, INC.

Fund at a Glance (Unaudited)

Top Ten Holdings - as of 2/28/2013
(As a percentage of Total Investments)

The Chubb Corp.	20.3%
Royal Dutch Shell PLC - Class A - ADR	13.5%
The Bank of New York Mellon Corp.	10.5%
General Dynamics Corp.	9.0%
Murphy Oil Corp.	8.7%
Koninklijke Philips Elections N.V.	7.6%
Rayonier, Inc.	7.4%
Leucadia National Corp.	5.6%
Monsanto Co.	3.3%
Forest City Enterprises, Inc. - Class B	2.9%

Sector Weightings - as of 2/28/2013
(As a percentage of Total Investments)

BARRETT

OPPORTUNITY FUND, INC.

Fund Expenses (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2012 and held for the six months ended February 28, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account	Account	September 1, 2012 to
	Value	Value	February 28, 2013
Actual Barrett Opportunity Fund, Inc. Expenses	$1,000.00	$1,119.10	$6.31
Hypothetical Expenses
(5% return per year before expenses)	$1,000.00	$1,018.84	$6.01

*
Expenses are equal to the Fund’s annualized six-month expense ratio of 1.20% (which reflects fee waivers in place during the period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BARRETT

OPPORTUNITY FUND, INC.

Schedule of Investments
February 28, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.41%

	Beverage and
	Tobacco Product
	Manufacturing - 1.40%
12,680	Crimson Wine Group Ltd. (a)	$102,074
10,000	PepsiCo, Inc.	757,700
		859,774
	Chemical
	Manufacturing - 2.00%
12,000	Abbott Laboratories	405,480
12,000	AbbVie, Inc.	443,040
5,000	Johnson & Johnson	380,550
		1,229,070
	Computer and
	Electronic Product
	Manufacturing - 7.58%
164,710	Koninklijke Philips Electronics
	NV - NY Registered
	Shares - ADR	4,661,293

	Credit Intermediation and
	Related Activities - 10.53%
238,471	The Bank of New York
	Mellon Corp.	6,472,103

	Data Processing, Hosting
	and Related Services - 1.50%
15,000	Automatic Data Processing, Inc.	920,400

	Insurance Carriers and
	Related Activities - 20.29%
148,500	The Chubb Corp.	12,478,455

	Merchant Wholesalers,
	Nondurable Goods - 3.32%
20,242	Monsanto Co.	2,045,049

	Miscellaneous
	Manufacturing - 1.69%
10,000	3M Co.	1,040,000

	Petroleum and Coal Products
	Manufacturing - 22.11%
87,300	Murphy Oil Corp.	5,314,824
126,100	Royal Dutch Shell PLC -
	Class A - ADR	8,278,465
		13,593,289
	Real Estate - 6.51%
22,800	Alexander & Baldwin, Inc. (a)	803,244
87,400	Forest City Enterprises,
	Inc. - Class A (a)	1,401,896
112,500	Forest City Enterprises,
	Inc. - Class B (a)(b)	1,797,750
		4,002,890
	Transportation Equipment
	Manufacturing - 9.02%
81,600	General Dynamics Corp.	5,546,352

	Waste Management and
	Remediation Services - 0.91%
86,850	TRC Cos, Inc. (a)	559,314

	Wood Product
	Manufacturing - 5.55%
126,800	Leucadia National Corp.	3,410,920
	Total Common Stocks
	Cost ($6,967,038)	56,818,909

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Schedule of Investments
February 28, 2013 (Unaudited)

Shares		Value
	REAL ESTATE INVESTMENT
	TRUSTS (REITS) - 7.40%

	Real Estate - 7.40%
81,485	Rayonier, Inc.	$4,552,567
	Total Real Estate Investment
	Trusts Cost ($761,460)	4,552,567

	SHORT-TERM
	INVESTMENTS - 0.09%

	Money Market Fund - 0.09%
52,371	Fidelity Institutional Money
	Market Fund - Government
	Portfolio - Class I, 0.01% (c)	$52,371
	Total Short-Term Investments
	Cost ($52,371)	52,371

	Total Investments
	(Cost $7,780,869) - 99.90%	61,423,847
	Other Assets in Excess
	of Liabilities - 0.10%	60,029
	Total Net Assets - 100.00%	$61,483,876

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)Non-income producing security.
(b)Convertible into Forest City Enterprises, Inc. - Class A shares.
(c)Variable rate security.  The rate listed is as of February 28, 2013.

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Statement of Assets & Liabilities
February 28, 2013 (Unaudited)

ASSETS:
Investments, at value (cost $7,780,869)	$61,423,847
Dividend and interest receivable	134,236
Other assets	13,130
Total Assets	61,571,213

LIABILITIES:
Payable to adviser	33,106
Payable for Fund shares redeemed	26
Payable to directors	9,127
Other accrued expenses	45,078
Total Liabilities	87,337

NET ASSETS	$61,483,876

NET ASSETS CONSIST OF:
Capital stock	$3,449,905
Accumulated undistributed net investment income	79,436
Accumulated undistributed net realized gain	4,311,557
Net unrealized appreciation on investments	53,642,978
Total Net Assets	$61,483,876

Shares outstanding	1,942,218
Net asset value, offering price and redemption price
per share (15,000,000 shares authorized, $0.01 par value)	$31.66

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Statement of Operations
Period Ended February 28, 2013 (Unaudited)

INVESTMENT INCOME:
Dividend income*	$942,013
Interest income	15
942,028
EXPENSES:
Investment advisory fees (see Note 2)	214,805
Legal fees	34,620
Directors’ fees and expenses	27,151
Administration fees	20,395
Transfer agent fees and expenses	13,874
Fund accounting fees	13,321
Federal and state registration fees	12,833
Audit fees	7,791
Reports to shareholders	4,652
Custody fees	3,059
Other	17,175
Net expenses	369,676
Net investment income	572,352

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	5,141,484
Change in net unrealized appreciation on investments	1,164,181
Net realized and unrealized gain on investments	6,305,665
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,878,017

*	Net of $33,824 of foreign taxes withheld.

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Statements of Changes in Net Assets

	Period Ended	Year Ended
	February 28, 2013	August 31, 2012
	(Unaudited)
OPERATIONS:
Net investment income	$572,352	$774,867
Net realized gain on investments	5,141,484	8,104,113
Change in net unrealized
appreciation/(depreciation) on investments	1,164,181	(3,184,160)
Net increase in net assets resulting from operations	6,878,017	5,694,820

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,021,537)	(597,335)
Net realized gains on investment	(5,547,157)	(5,425,499)
Total dividends and distributions	(6,568,694)	(6,022,834)

CAPITAL SHARE TRANSACTIONS:
Shares sold	10,409	81,640
Shares issued in reinvestment of dividends	3,669,304	3,279,278
Shares redeemed	(3,954,832)	(5,821,101)
Net decrease in net assets from capital share transactions	(275,119)	(2,460,183)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	34,204	(2,788,197)

NET ASSETS:
Beginning of period	61,449,672	64,237,869
End of period (including accumulated undistributed net
investment income of $79,436 and $528,621, respectively)	$61,483,876	$61,449,672

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Financial Highlights

	Period Ended
	February 28,		Year Ended August 31,
	2013		2012		2011		2010	2009		2008
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$31.65		$31.87		$30.53		$32.72	$50.14		$60.62

Income (loss) from
investment operations:
Net investment income	0.33		0.40		0.47		0.39	0.49		0.48
Net realized and unrealized
gain (loss) on investments	3.26		2.41		3.09		(0.74)	(13.02)		(7.55)
Total from
investment operations	3.59		2.81		3.56		(0.35)	(12.53)		(7.07)

Less distributions:
Net investment income	(0.56)		(0.30)		(0.44)		(0.48)	(0.59)		(0.37)
Net realized gain
on investments	(3.02)		(2.73)		(1.78)		(1.36)	(4.30)		(3.04)
Total distributions	(3.58)		(3.03)		(2.22)		(1.84)	(4.89)		(3.41)
Net asset value, end of period	$31.66		$31.65		$31.87		$30.53	$32.72		$50.14
Total return1	11.91	%2	9.40%		11.07%		(1.38)%	(23.37)%		(12.55)%

Supplemental data and ratios:
Net assets, end
of period (000,000’s)	$61		$61		$64		$63	$70		$114
Ratio of net expenses
to average net assets	1.20	%4	1.19	%3	1.10	%3	1.20%	1.31%		1.03%
Ratio of net investment income
to average net assets	1.87	%4	1.25	%3	1.32	%3	1.15%	1.50%		0.83%
Portfolio turnover rate	0	%2	4%		0%		3%	0	%5,6	3	%5

1	Performance figures may reflect compensating balance arrangements fee waivers and/or expense reimbursements. In the absence of these arrangements, total returns would have been lower.
2	Not annualized for the six months ended February 28, 2013.
3
Such percentages are after advisory fee waiver.  Effective April 29, 2011, the adviser voluntarily agreed to waive 0.05% of average net assets of its advisory fee for the period of one year, this equals 0.03% and 0.02% of average net assets for the years ended August 31, 2012 and August 31, 2011, respectively.  In the absence of these waivers, the ratio of net expenses to average net assets would be 0.03% and 0.02% higher for the years ended August 31, 2012 and August 31, 2011, respectively.

4	Annualized for the six months ended February 28, 2013.
5	Excludes the value of portfolio securities delivered as a result of in-kind redemptions of Fund’s capital shares.
6	Amount represents less than 1%.

The accompanying notes are an integral part of these financial statements.

BARRETT

OPPORTUNITY FUND, INC.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING
Barrett Opportunity Fund, Inc. (the “Fund”), a Maryland corporation organized in 1978, is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s investment objective is to achieve above average long-term capital appreciation.

POLICIES
The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Equity securities, including common stocks and REITs,  for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities.  The income approach uses valuation techniques to discount estimated future cash flows to present value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments as of the measurement date
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

BARRETT

OPPORTUNITY FUND, INC.

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include listed equities, including common stocks and REITs, and certain money market securities, and are classified within Level 1.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of February 28, 2013.  The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities.

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$56,818,909	$—	$—	$56,818,909
REITs	4,552,567	—	—	4,552,567
Money Market Funds	52,371	—	—	52,371
Total Fund	$61,423,847	$—	$—	$61,423,847

†	See Schedule of Investments for additional industry classifications.

BARRETT

OPPORTUNITY FUND, INC.

There were no transfers of securities between levels during the reporting period.   The Fund did not hold any Level 3 securities during the period.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold any derivative instruments during the reporting period.

(b) Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis.  Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.  Under applicable tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates and withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The cost of investments sold is determined by use of the specific identification method for computing the gain/loss on the transaction.  It is the Fund’s policy to recognize a loss on a worthless security once it is determined beyond a reasonable doubt that there is no possibility of future worth.  Proceeds from bankruptcy settlements will generally be recognized as a realized gain if the security is no longer held and as a return of capital if the security is still held.

(c) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d) REIT Distributions

The character of distributions received from REITs held by the Fund is generally comprised of net investment income, capital gains, and return of capital.  It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs.  After each calendar year end, REITs report the actual tax character of these distributions.  Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Federal Income Taxes

It is the Fund’s policy to comply with the federal income and excise tax requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company.  Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code.  Therefore, no federal income tax provision is provided in the Fund’s financial statements.

BARRETT

OPPORTUNITY FUND, INC.

As of and during the year ended August 31, 2012, the Fund did not have a liability of any unrecognized tax benefits.  The Fund recognizes interest and penalties, in any, related to uncertain tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to 2008.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(g) Indemnification

In the normal course of business the Fund enters into contracts that contain general indemnification clauses.  The Fund’s maximum exposure under these agreements is unknown, as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

2. INVESTMENT ADVISER
The Fund has an Investment Advisory Agreement with Barrett Asset Management, LLC (“Barrett”).  Under the Investment Advisory Agreement, the Fund pays an advisory fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AGREEMENT
AND OTHER
TRANSACTIONS
WITH AFFILIATES

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.675%
Next $3 billion	0.650%
Next $5 billion	0.625%
Over $10 billion	0.600%

For the six months ended February 28, 2013, the advisory fee totaled $214,805.

The officers of the Fund are also officers and employees of Barrett and do not receive compensation from the Fund.

3. INVESTMENTS	During the period ended February 28, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	Sales
$—	$6,268,988

BARRETT

OPPORTUNITY FUND, INC.

4. CAPITAL SHARES	At February 28, 2013, the Fund had 15,000,000 shares of capital stock authorized with a par value of $0.01 per share. Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	February 28, 2013	August 31, 2012
Shares sold	324	2,651
Shares issued on reinvestment	121,702	109,932
Shares redeemed	(121,062)	(186,964)
Net increase (decrease)	964	(74,381)

5. INCOME TAX	The tax character of distributions paid during the fiscal years ended August 31, were as follows:
INFORMATION
AND
DISTRIBUTIONS
TO
SHAREHOLDERS

	2012	2011
Distributions Paid From:
Ordinary income	$597,335	$900,000
Net long-term capital gains	5,425,499	3,569,540
Total distributions paid	$6,022,834	$4,469,540

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2012.  The Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.  The amount designated as long-term capital gain for the fiscal years ended August 31, 2012 and 2011 was $296,410 and $173,810, respectively.

At August 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Tax cost of investments	$8,916,792
Gross unrealized appreciation	$52,478,797
Gross unrealized depreciation	—
Net unrealized appreciation	$52,478,797

BARRETT

OPPORTUNITY FUND, INC.

As of August 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed operating income	$559,134
Undistributed long-term gains	4,717,230
Distributable earnings	5,276,364
Unrealized appreciation	52,478,797
Other accumulated losses*	(30,513)
Total accumulated gains	$57,724,648

*	Other temporary differences are primarily attributable to the timing of certain expenses.

GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or net asset values per share.  During the current year, accumulated net realized gain was decreased by $296,410 and paid-in-capital was increased by $296,410 for permanent book to tax differences.

BARRETT

OPPORTUNITY FUND, INC.

Additional Information
(Unaudited)

1. INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of the Fund are conducted by management under the supervision and subject to the direction of its Board of Directors.  The business address of each Director is c/o Barrett Asset Management, LLC, the Fund’s investment manager (“Barrett Asset Management”), 90 Park Avenue, 34th Floor, New York, New York 10016.  Information pertaining to the Directors and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund at 1-877-363-6333.

Number of
Portfolios
				in Fund	Other Board
	Position(s)	Term of Office*		Complex	Memberships
Name, Address	Held with	and Length of	Principal Occupation(s)	Overseen	Held by
and Birth Year	Fund	Time Served**	During Past 5 Years	by Director	Director

INDEPENDENT DIRECTORS†:

Barry Handel, CPA	Director	Since 2005	Partner, Shalik, Morris &	1	None
Birth Year: 1951			Company, LLP (accounting
firm) (since 2010); formerly,
Partner, Falk & Handel LLP
(accounting firm)

David H. Kochman(1)	Director	Since 2011	Member, Harris Beach PLLC	1	None
Birth Year: 1959			(law firm)

Rosalind A. Kochman(2)	Director	Since 1990	Retired (since 2002); formerly,	1	None
Birth Year: 1937			Chief Executive Officer,
	Chairperson	Since 2005	Brooklyn Eye Surgery Center,
and Administrator, Kochman,
Lebowitz & Mogil, MDs

William Morris, Jr., CPA	Director	Since 2005	President, William Morris &	1	None
Birth Year: 1948			Associates P.C. (accounting
firm)

Irving Sonnenschein	Director	Since 1994	Partner in the law firm of	1	None
Birth Year: 1920			Sonnenschein, Sherman &
Deutsch

OFFICERS:

Peter H. Shriver, CFA	President	Since 2006	President and Chief	N/A	N/A
Barrett Asset Management	and Chief		Executive Officer of Barrett
90 Park Avenue	Executive		Asset Management (since
New York, NY 10016	Officer		2011); President of Barrett
Birth Year: 1952			Associates, Inc. (2004-2011)

(1)	Mr. Kochman is Ms. Kochman’s son.
(2)	Ms. Kochman is Mr. Kochman’s mother.

BARRETT

OPPORTUNITY FUND, INC.

Number of
Portfolios
				in Fund	Other Board
	Position(s)	Term of Office*		Complex	Memberships
Name, Address	Held with	and Length of	Principal Occupation(s)	Overseen	Held by
and Birth Year	Fund	Time Served**	During Past 5 Years	by Director	Director

OFFICERS (Continued):

E. Wells Beck, CFA	Vice	Since 2010	Managing Director and	N/A	N/A
Barrett Asset Management	President		Director of Research, Barrett
90 Park Avenue	and		Asset Management (since
New York, NY 10016	Investment		2011); Managing Director,
Birth Year: 1968	Officer		Barrett Associates (2006-2011);
Analyst and Portfolio
Manager at Haven Capital
Management (2001-2006)

Robert J. Milnamow	Vice	Since 2006	Executive Vice President	N/A	N/A
Barrett Asset Management	President		and Chief Investment
90 Park Avenue	and Chief		Officer, Barrett Asset
New York, NY 10016	Investment		Management (since 2011);
Birth Year: 1950	Officer		Managing Director, Barrett
Associates (2003-2011)

Madeleine Morreale	Chief	Since 2011	Chief Compliance Officer,	N/A	N/A
Barrett Asset Management	Compliance		Barrett Asset Management
90 Park Avenue	Officer		(2011-Present); Compliance
New York, NY 10016	and		Officer, Barrett Associates
Birth Year: 1956	Anti-Money		(2010-2011); Head Trader,
	Laundering		Barrett Associates
	Officer		(2003-2010)

John G. Youngman	Chief	Since 2011	Managing Director,	N/A	N/A
Barrett Asset Management	Financial		Barrett Asset Management
90 Park Avenue	Officer		(2011-Present); Managing
New York, NY 10016	and		Director, Barrett Associates
Birth Year: 1968	Treasurer		(2010-2011); Managing
Director, Griffin Asset
Management (1994-2010)

†	Directors who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.
*	Each Director and officer serves until his respective successor has been duly elected and qualified or until his earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the Director became a board member or the officer took such office.

BARRETT

OPPORTUNITY FUND, INC.

2. IMPORTANT TAX INFORMATION (UNAUDITED)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2012:

Record Date:	12/21/2011
Payable Date:	12/22/2011
Ordinary Income:
Qualified Dividend Income for Individuals	100.00%
Dividends Qualifying for the Dividends
Received Deduction for Corporations	100.00%
Long-Term Capital Gain Dividend	$2.73131

Please retain this information for your records.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  To obtain information on Form N-Q from the Fund, shareholders can call the Fund at 1-877-363-6333.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-363-6333 and (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

BARRETT OPPORTUNITY FUND, INC.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

DIRECTORS
Barry Handel, CPA
David H. Kochman
Rosalind A. Kochman, Chairperson
William Morris, Jr., CPA
Irving Sonnenschein

INVESTMENT MANAGER
Barrett Asset Management, LLC
90 Park Avenue
New York, NY  10016

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI  53212

LEGAL COUNSEL
Simpson Thatcher & Bartlett, LLP
425 Lexington Avenue
New York, NY  10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

This report is transmitted to the shareholders of Barrett Opportunity Fund, Inc. for their information.  This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

This report must be preceded or accompanied by a free prospectus.  Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barrett Opportunity Fund

By (Signature and Title)* /s/ Peter Shriver
  Peter Shriver, President

Date  April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter Shriver
  Peter Shriver, President

Date  April 29, 2013

By (Signature and Title)*  /s/ John Youngman
  John Youngman, Treasurer

Date  April 29, 2013

* Print the name and title of each signing officer under his or her signature.